UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA New Income, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

ITEM 1. Schedule of Investments.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2017

(Unaudited)

	Shares or Principal Amount	Fair Value
COMMON STOCK — 0.0%
INDUSTRIALS — 0.0%
Boart Longyear Ltd.(a) (Cost $630,347)	261,407,903	$2,039,636

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
AGENCY — 0.0%
Government National Mortgage Association 2013-55 A — 1.317% 5/16/2034	$419,730	$416,170
Government National Mortgage Association 2012-2 A — 1.862% 6/16/2031	183,756	183,543
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	173,685	173,500
Government National Mortgage Association 2010-148 AC — 7.00% 12/16/2050(b)	32,232	32,617
		$805,830
AGENCY STRIPPED — 7.1%
Government National Mortgage Association 2004-10 IO — 0.00% 1/16/2044(b)	$9,213,142	$20
Government National Mortgage Association 2002-56 IO — 0.043% 6/16/2042(b)	26,936	34
Government National Mortgage Association 2009-119 IO — 0.105% 12/16/2049(b)	13,882,266	122,158
Government National Mortgage Association 2009-105 IO — 0.166% 11/16/2049(b)	10,644,387	82,233
Government National Mortgage Association 2009-71 IO — 0.261% 7/16/2049(b)	3,309,672	48,767
Government National Mortgage Association 2012-45 IO — 0.311% 4/16/2053(b)	17,415,861	402,404
Government National Mortgage Association 2008-8 IO — 0.35% 11/16/2047(b)	11,537,784	87,555
Government National Mortgage Association 2009-49 IO — 0.381% 6/16/2049(b)	11,953,536	137,431
Government National Mortgage Association 2009-4 IO — 0.39% 1/16/2049(b)	2,983,378	54,309
Government National Mortgage Association 2009-86 IO — 0.399% 10/16/2049(b)	21,723,668	250,587
Government National Mortgage Association 2012-125 IO — 0.414% 2/16/2053(b)	80,180,643	2,293,632
Government National Mortgage Association 2007-77 IO — 0.491% 11/16/2047(b)	27,441,742	456,795
Government National Mortgage Association 2009-60 IO — 0.508% 6/16/2049(b)	7,210,480	76,198
Government National Mortgage Association 2010-123 IO — 0.541% 9/16/2050(b)	6,509,843	132,393
Government National Mortgage Association 2005-9 IO — 0.567% 1/16/2045(b)	1,563,003	16,737
Government National Mortgage Association 2008-24 IO — 0.592% 11/16/2047(b)	549,833	5,574
Government National Mortgage Association 2009-30 IO — 0.613% 3/16/2049(b)	7,830,543	247,805
Government National Mortgage Association 2014-157 IO — 0.657% 5/16/2055(b)	160,523,795	7,359,759
Government National Mortgage Association 2012-25 IO — 0.688% 8/16/2052(b)	107,901,287	3,231,493
Government National Mortgage Association 2015-41 IO — 0.708% 9/16/2056(b)	40,351,807	2,245,711
Government National Mortgage Association 2013-45 IO — 0.712% 12/16/2053(b)	78,096,982	2,489,474
Government National Mortgage Association 2012-58 IO — 0.721% 2/16/2053(b)	227,051,403	8,296,413
Government National Mortgage Association 2012-150 IO — 0.737% 11/16/2052(b)	76,346,842	3,542,035
Government National Mortgage Association 2004-43 IO — 0.739% 6/16/2044(b)	13,067,513	172,149
Government National Mortgage Association 2014-138 IO — 0.761% 4/16/2056(b)	25,515,182	1,424,474
Government National Mortgage Association 2015-86 IO — 0.772% 5/16/2052(b)	72,236,940	3,951,353
Government National Mortgage Association 2013-125 IO — 0.777% 10/16/2054(b)	22,835,803	900,665
Government National Mortgage Association 2013-63 IO — 0.79% 9/16/2051(b)	73,034,213	3,930,095
Government National Mortgage Association 2012-79 IO — 0.801% 3/16/2053(b)	148,714,752	6,145,875
Government National Mortgage Association 2014-164 IO — 0.801% 1/16/2056(b)	292,387,152	14,606,756
Government National Mortgage Association 2013-13 IO — 0.803% 7/16/2047(b)	106,464,359	4,732,820
Government National Mortgage Association 2012-114 IO — 0.809% 1/16/2053(b)	51,871,559	2,837,447
Government National Mortgage Association 2014-77 IO — 0.816% 12/16/2047(b)	64,580,242	3,180,809
Government National Mortgage Association 2014-153 IO — 0.823% 4/16/2056(b)	237,565,235	13,486,602
Government National Mortgage Association 2015-47 IO — 0.826% 10/16/2056(b)	190,594,591	11,415,835

See notes to financial statements.

	Principal Amount	Fair Value
Government National Mortgage Association 2014-110 IO — 0.83% 1/16/2057(b)	$78,084,760	$4,844,738
Government National Mortgage Association 2014-135 IO — 0.834% 1/16/2056(b)	316,714,939	17,552,342
Government National Mortgage Association 2014-175 IO — 0.843% 4/16/2056(b)	230,613,701	13,531,628
Government National Mortgage Association 2008-45 IO — 0.849% 2/16/2048(b)	2,648,451	16,063
Government National Mortgage Association 2015-19 IO — 0.853% 1/16/2057(b)	106,230,676	6,671,180
Government National Mortgage Association 2015-7 IO — 0.873% 1/16/2057(b)	18,759,484	1,149,941
Government National Mortgage Association 2015-101 IO — 0.878% 3/16/2052(b)	176,710,437	10,094,884
Government National Mortgage Association 2008-92 IO — 0.885% 10/16/2048(b)	21,440,445	330,389
Government National Mortgage Association 2014-187 IO — 0.91% 5/16/2056(b)	217,458,355	13,597,801
Government National Mortgage Association 2006-55 IO — 0.914% 8/16/2046(b)	8,606,183	27,807
Government National Mortgage Association 2015-169 IO — 0.934% 7/16/2057(b)	230,021,796	16,100,606
Government National Mortgage Association 2015-128 IO — 0.945% 12/16/2056(b)	207,770,377	12,576,237
Government National Mortgage Association 2015-160 IO — 0.955% 1/16/2056(b)	260,100,986	17,212,885
Government National Mortgage Association 2012-53 IO — 0.963% 3/16/2047(b)	69,563,742	3,138,980
Government National Mortgage Association 2015-150 IO — 0.966% 9/16/2057(b)	233,575,106	17,047,035
Government National Mortgage Association 2015-114 IO — 0.967% 3/15/2057(b)	169,598,873	10,102,055
Government National Mortgage Association 2008-48 IO — 0.968% 4/16/2048(b)	8,963,309	143,154
Government National Mortgage Association 2015-108 IO — 0.986% 10/16/2056(b)	42,242,928	2,768,504
Government National Mortgage Association 2016-34 IO — 1.003% 1/16/2058(b)	223,010,508	17,194,534
Government National Mortgage Association 2016-45 IO — 1.003% 2/16/2058(b)	132,600,260	9,988,261
Government National Mortgage Association 2016-65 IO — 1.009% 1/16/2058(b)	247,102,955	19,100,984
Government National Mortgage Association 2016-125 IO — 1.064% 12/16/2057(b)	140,822,532	11,291,179
Government National Mortgage Association 2016-106 IO — 1.069% 9/16/2058(b)	245,031,645	20,200,899
Government National Mortgage Association 2016-119 IO — 1.126% 4/16/2058(b)	404,540,358	33,184,203
Government National Mortgage Association 2016-67 IO — 1.166% 7/16/2057(b)	121,851,071	9,818,174
Government National Mortgage Association 2004-108 IO — 1.27% 12/16/2044(b)	1,226,507	17,704
Government National Mortgage Association 2006-30 IO — 2.297% 5/16/2046(b)	1,061,794	15,328
		$366,081,892
NON-AGENCY — 3.6%
A10 Term Asset Financing LLC 2017-1A A1FX — 2.34% 3/15/2036(h)(d)	$17,442,839	$17,468,550
A10 Term Asset Financing LLC 2016-1 A1 — 2.42% 3/15/2035(d)	1,590,713	1,586,615
Aventura Mall Trust M 2013-AVM A — 3.743% 12/5/2032(b)(d)	37,676,000	38,822,070
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(b)	5,231,771	5,278,805
Citigroup Commercial Mortgage Trust 2006-C4 B — 6.188% 3/15/2049(b)	310,837	313,879
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.582% 10/15/2031(b)(d)	12,720,000	12,694,876
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.582% 10/15/2031(b)(d)	8,240,000	8,092,914
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E, 1M LIBOR + 6.000% — 7.477% 11/15/2033(b)(d)	34,144,000	34,484,272
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043(d)	7,277,000	7,658,655
Latitude Management Real Estate Capital 2016-CRE2 A, 1M LIBOR + 1.700% — 2.994% 11/24/2031(b)(d)	16,735,000	16,902,350
Morgan Stanley Capital I Trust 2006-HQ9 D — 5.862% 7/12/2044(b)	7,331,023	7,324,017
OBP Depositor LLC Trust P 2010-OBP A — 4.646% 7/15/2045(d)	4,000,000	4,184,615
Rialto Real Estate Fund LP 2015-LT7 B — 5.071% 12/25/2032(d)	11,586,334	11,586,334
SCG Trust 2013-SRP1 AJ, 1M LIBOR + 1.950% — 3.427% 11/15/2026(b)(d)	14,152,000	14,110,601

See notes to financial statements.

	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2015-C26 A2 — 2.663% 2/15/2048	$7,857,000	$7,890,846
		$188,399,399

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $595,899,234)		$555,287,121

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 4.2%
Federal Home Loan Mortgage Corporation 4664 TA — 3.00% 9/15/2037	$7,502,181	$7,590,876
Federal Home Loan Mortgage Corporation 2809 UC — 4.00% 6/15/2019	62,180	62,581
Federal Home Loan Mortgage Corporation 3957 BV — 4.00% 10/15/2029	250,696	251,231
Federal Home Loan Mortgage Corporation 2990 TD — 4.00% 5/15/2035	9,500	9,589
Federal Home Loan Mortgage Corporation 2614 BY — 4.50% 5/15/2018	66,084	66,274
Federal Home Loan Mortgage Corporation 2645 BY — 4.50% 7/15/2018	15,820	15,888
Federal Home Loan Mortgage Corporation 2649 AN — 4.50% 7/15/2018	188,828	189,763
Federal Home Loan Mortgage Corporation 2656 PE — 4.50% 7/15/2018	32,852	32,987
Federal Home Loan Mortgage Corporation 2568 XD — 5.00% 2/15/2018	9,043	9,048
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	2,473,132	2,397,380
Federal National Mortgage Association 2014-80 GD — 2.00% 2/25/2042	23,414,289	23,076,253
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	31,252,632	31,507,469
Federal National Mortgage Association 2016-104 QA — 3.00% 11/25/2043	47,057,031	47,393,818
Federal National Mortgage Association 2017-15 DA — 3.00% 12/25/2044	22,657,217	22,819,559
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	21,678,100	22,145,566
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	21,231,133	21,696,953
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	30,560,449	31,231,504
Federal National Mortgage Association 2003-128 NG — 4.00% 1/25/2019	27,479	27,619
Federal National Mortgage Association 2004-7 JK — 4.00% 2/25/2019	229,660	230,706
Federal National Mortgage Association 2008-18 MD — 4.00% 3/25/2019	68,069	68,421
Federal National Mortgage Association 2004-76 CL — 4.00% 10/25/2019	63,872	64,202
Federal National Mortgage Association 2009-76 MA — 4.00% 9/25/2024	23,880	24,052
Federal National Mortgage Association 2011-113 NE — 4.00% 3/25/2040	773,798	777,528
Federal National Mortgage Association 2012-95 AB — 4.00% 11/25/2040	300,742	302,488
Federal National Mortgage Association 2009-70 NU — 4.25% 8/25/2019	261,581	262,335
Federal National Mortgage Association 2003-30 HW — 4.50% 4/25/2018	12,025	12,031
Federal National Mortgage Association 2008-18 NB — 4.50% 5/25/2020	67,344	67,686
Federal National Mortgage Association 2011-7 PA — 4.50% 10/25/2039	37,806	37,930
Federal National Mortgage Association 2012-40 GC — 4.50% 12/25/2040	1,753,521	1,786,305
Federal National Mortgage Association 2012-67 PB — 4.50% 12/25/2040	1,526,388	1,535,777
Federal National Mortgage Association 2003-24 PD — 5.00% 4/25/2018	42,443	42,518
Federal National Mortgage Association 2003-46 BG — 5.00% 6/25/2018	72,143	72,355
Federal National Mortgage Association 2004-60 LB — 5.00% 4/25/2034	2,639,197	2,752,910
Federal National Mortgage Association 2011-19 WB — 5.50% 10/25/2018	424,689	427,504
		$218,989,106
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.725% — 3.415% 3/1/2036(b)	$749,817	$784,250

AGENCY POOL FIXED RATE — 2.2%
Federal Home Loan Mortgage Corporation J24941 — 2.00% 8/1/2023	$3,229,147	$3,220,481
Federal Home Loan Mortgage Corporation G15139 — 4.50% 6/1/2019	125,009	126,525
Federal Home Loan Mortgage Corporation P60959 — 4.50% 9/1/2020	200,652	201,708

See notes to financial statements.

	Principal Amount	Fair Value
Federal Home Loan Mortgage Corporation G14030 — 4.50% 12/1/2020	$182,278	$186,047
Federal Home Loan Mortgage Corporation G15169 — 4.50% 9/1/2026	3,508,527	3,610,471
Federal Home Loan Mortgage Corporation G15272 — 4.50% 9/1/2026	3,225,179	3,290,439
Federal Home Loan Mortgage Corporation G15875 — 4.50% 9/1/2026	4,455,493	4,602,144
Federal Home Loan Mortgage Corporation G18056 — 5.00% 6/1/2020	264,214	270,715
Federal Home Loan Mortgage Corporation G13812 — 5.00% 12/1/2020	764,505	779,732
Federal Home Loan Mortgage Corporation G15036 — 5.00% 6/1/2024	2,606,363	2,662,086
Federal Home Loan Mortgage Corporation G13667 — 5.00% 8/1/2024	168,305	174,850
Federal Home Loan Mortgage Corporation G15435 — 5.00% 11/1/2024	6,382,498	6,525,847
Federal Home Loan Mortgage Corporation G15173 — 5.00% 6/1/2026	2,257,157	2,308,562
Federal Home Loan Mortgage Corporation G15407 — 5.00% 6/1/2026	4,032,327	4,217,294
Federal Home Loan Mortgage Corporation G15874 — 5.00% 6/1/2026	1,817,021	1,858,203
Federal Home Loan Mortgage Corporation G14187 — 5.50% 12/1/2020	1,693,974	1,726,963
Federal Home Loan Mortgage Corporation J01270 — 5.50% 2/1/2021	59,049	61,270
Federal Home Loan Mortgage Corporation G14035 — 5.50% 12/1/2021	200,547	207,498
Federal Home Loan Mortgage Corporation G15230 — 5.50% 12/1/2024	4,644,998	4,798,780
Federal Home Loan Mortgage Corporation G15458 — 5.50% 12/1/2024	783,777	820,575
Federal Home Loan Mortgage Corporation G14460 — 6.00% 1/1/2024	332,739	349,133
Federal Home Loan Mortgage Corporation G12139 — 6.50% 9/1/2019	30	30
Federal Home Loan Mortgage Corporation P50543 — 6.50% 4/1/2037	70,454	72,757
Federal National Mortgage Association AB6251 — 2.00% 9/1/2022	637,514	635,988
Federal National Mortgage Association AB7515 — 2.00% 1/1/2023	344,208	343,217
Federal National Mortgage Association MA1502 — 2.50% 7/1/2023	31,269,436	31,476,715
Federal National Mortgage Association AA4546 — 4.00% 5/1/2024	1,105,122	1,147,825
Federal National Mortgage Association AL5956 — 4.00% 5/1/2027	1,150,486	1,197,135
Federal National Mortgage Association 254906 — 4.50% 10/1/2018	57,601	57,935
Federal National Mortgage Association 255547 — 4.50% 1/1/2020	39,436	40,088
Federal National Mortgage Association MA0323 — 4.50% 2/1/2020	134,648	136,416
Federal National Mortgage Association MA0358 — 4.50% 3/1/2020	83,011	84,373
Federal National Mortgage Association MA0419 — 4.50% 5/1/2020	146,551	149,301
Federal National Mortgage Association AL6725 — 4.50% 9/1/2020	1,431,519	1,448,128
Federal National Mortgage Association 735920 — 4.50% 10/1/2020	38,831	39,576
Federal National Mortgage Association 995158 — 4.50% 12/1/2020	71,871	73,584
Federal National Mortgage Association 889531 — 4.50% 5/1/2022	25,759	26,279
Federal National Mortgage Association AL6212 — 4.50% 1/1/2027	3,365,239	3,411,078
Federal National Mortgage Association AE0126 — 5.00% 6/1/2020	2,678,912	2,727,596
Federal National Mortgage Association 310097 — 5.00% 10/1/2020	63,460	63,807
Federal National Mortgage Association AE0792 — 5.00% 12/1/2020	752,814	766,959
Federal National Mortgage Association AE0314 — 5.00% 8/1/2021	3,808,058	3,862,130
Federal National Mortgage Association AD0285 — 5.00% 9/1/2022	488,495	502,931
Federal National Mortgage Association AE0812 — 5.00% 7/1/2025	920,820	939,576
Federal National Mortgage Association AL5764 — 5.00% 9/1/2025	3,065,231	3,126,489
Federal National Mortgage Association AL6798 — 5.00% 9/1/2025	3,290,581	3,343,753
Federal National Mortgage Association AL4056 — 5.00% 6/1/2026	4,152,830	4,256,174
Federal National Mortgage Association 257100 — 5.50% 1/1/2018	1,618	1,615
Federal National Mortgage Association 745500 — 5.50% 12/1/2018	45,940	46,134
Federal National Mortgage Association 745119 — 5.50% 12/1/2019	1,096,144	1,116,677
Federal National Mortgage Association 995284 — 5.50% 3/1/2020	3,382	3,388
Federal National Mortgage Association 745190 — 5.50% 6/1/2020	10,262	10,292

See notes to financial statements.

	Principal Amount	Fair Value
Federal National Mortgage Association 889318 — 5.50% 7/1/2020	$579,046	$588,893
Federal National Mortgage Association 745749 — 5.50% 3/1/2021	140,482	145,154
Federal National Mortgage Association AL5867 — 5.50% 8/1/2023	515,836	526,428
Federal National Mortgage Association AE0237 — 5.50% 11/1/2023	481,722	491,185
Federal National Mortgage Association AL5812 — 5.50% 5/1/2025	2,196,215	2,243,557
Federal National Mortgage Association AL0471 — 5.50% 7/1/2025	148,565	156,902
Federal National Mortgage Association AL4433 — 5.50% 9/1/2025	1,131,938	1,183,021
Federal National Mortgage Association AL4901 — 5.50% 9/1/2025	1,338,905	1,381,975
Federal National Mortgage Association 735439 — 6.00% 9/1/2019	43,145	44,091
Federal National Mortgage Association 745238 — 6.00% 12/1/2020	189,099	193,029
Federal National Mortgage Association 745832 — 6.00% 4/1/2021	1,531,953	1,581,407
Federal National Mortgage Association AD0951 — 6.00% 12/1/2021	767,795	792,446
Federal National Mortgage Association AL0294 — 6.00% 10/1/2022	76,698	80,716
Federal National Mortgage Association 890225 — 6.00% 5/1/2023	733,988	767,798
Federal National Mortgage Association 890403 — 6.00% 5/1/2023	396,968	408,102
Government National Mortgage Association 782281 — 6.00% 3/15/2023	1,098,052	1,163,265
		$114,855,238
AGENCY STRIPPED — 0.1%
Federal Home Loan Mortgage Corporation 217 PO — 0.00% 1/1/2032(f)	$209,051	$187,767
Federal Home Loan Mortgage Corporation 3763 NI — 3.50% 5/15/2025	1,856,494	124,276
Federal Home Loan Mortgage Corporation 3917 AI — 4.50% 7/15/2026	13,781,968	1,258,821
Federal Home Loan Mortgage Corporation 217 IO — 6.50% 1/1/2032	201,294	47,345
Federal National Mortgage Association 2011-66 BI — 3.50% 3/25/2025	157,578	1,041
Federal National Mortgage Association 2010-25 NI — 5.00% 3/25/2025	233,378	8,316
Federal National Mortgage Association 2003-64 XI — 5.00% 7/25/2033	588,168	107,102
		$1,734,668
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.1%
BCAP LLC Trust 2010-RR8 2A6 — 2.968% 11/26/2036(b)(d)	$42,090	$42,027
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(b)(d)	35,673,006	35,730,565
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	43,470	43,857
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(b)(d)	9,806,916	10,140,041
Finance of America Structured Securities Trust 2017-HB1 A — 2.321% 11/25/2027(h)(b)(d)	17,685,109	17,666,186
Finance of America Structured Securities Trust 2017-HB1 M1 — 2.84% 11/25/2027(h)(b)(d)	15,065,000	15,038,034
Nationstar HECM Loan Trust 2016-3A A — 2.013% 8/25/2026(d)	1,566,504	1,566,974
Nationstar HECM Loan Trust 2017-2A A1 — 2.038% 9/25/2027(b)(d)	10,922,175	10,922,175
Nationstar HECM Loan Trust 2017-2A M1 — 2.815% 9/25/2027(b)(d)	12,184,000	12,204,944
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(b)(d)	5,680,093	5,894,117
RiverView HECM Trust 2007-1 A, 1 year Treasury + 0.500% — 1.81% 5/25/2047(b)(d)	24,798,512	20,939,194
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050(h)(b)(d)(e)	804,081	430,347
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.197% 8/15/2050(h)(b)(d)(e)	762,524	402,177
Stanwich Mortgage Loan Trust Series 2009-2 A — 0.613% 2/15/2049(h)(b)(d)(e)	57,563	25,742
Stanwich Mortgage Loan Trust Series 2010-1 A — 1.084% 9/30/2047(h)(b)(d)(e)	230,277	116,474
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.287% 8/31/2049(h)(b)(d)(e)	450,709	227,608
Stanwich Mortgage Loan Trust Series 2010-3 A — 1.346% 7/31/2038(h)(b)(d)(e)	525,774	263,045
Stanwich Mortgage Loan Trust Series 2010-2 A — 1.47% 2/28/2057(h)(b)(d)(e)	879,285	443,335
Sunset Mortgage Loan Co. LLC 2015-NPL1 A — 4.459% 9/18/2045(d)(g)	8,958,441	9,029,870
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(b)(d)	21,602,451	21,393,328

See notes to financial statements.

	Principal Amount	Fair Value
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053(b)(d)	$22,880,573	$22,990,361
Towd Point Mortgage Trust 2015-2 1A1 — 3.25% 11/25/2060(b)(d)	33,273,773	33,679,960
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055(b)(d)	33,974,915	34,477,278
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057(b)(d)	25,338,400	25,807,510
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045(d)(g)	9,895,884	9,904,166
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045(d)(g)	16,300,112	16,300,609
VOLT XXXVIII LLC 2015-NP12 A1 — 3.875% 9/25/2045(d)(g)	9,039,356	9,039,844
		$314,719,768

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $656,106,165)		$651,083,030

ASSET-BACKED SECURITIES — 56.8%
AUTO — 18.0%
Ally Auto Receivables Trust 2015-1 A3 — 1.39% 9/16/2019	$8,106,167	$8,099,771
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	3,743,000	3,710,285
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	7,059,000	7,000,933
American Credit Acceptance Receivables Trust 2017-4 B — 2.61% 5/10/2021(d)	8,389,000	8,383,228
AmeriCredit Automobile Receivables Trust 2014-2 B — 1.60% 7/8/2019	49,869	49,867
AmeriCredit Automobile Receivables Trust 2015-2 B — 1.82% 7/8/2020	6,678,000	6,676,189
AmeriCredit Automobile Receivables Trust 2014-3 B — 1.92% 11/8/2019	4,998,486	4,997,875
AmeriCredit Automobile Receivables Trust 2017-4 A3 — 2.04% 7/18/2022	15,618,000	15,547,847
AmeriCredit Automobile Receivables Trust 2015-3 B — 2.08% 9/8/2020	19,000,000	19,008,753
AmeriCredit Automobile Receivables Trust 2015-4 B — 2.11% 1/8/2021	28,000,000	27,986,792
AmeriCredit Automobile Receivables Trust 2013-5 C — 2.29% 11/8/2019	758,896	758,983
AmeriCredit Automobile Receivables Trust 2015-1 C — 2.51% 1/8/2021	1,727,000	1,731,558
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	7,547,000	7,503,155
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	18,527,000	18,484,421
BMW Vehicle Lease Trust 2017-2 A4 — 2.19% 3/22/2021	9,547,000	9,515,102
Capital Auto Receivables Asset Trust 2016-3 A3 — 1.54% 8/20/2020	9,410,000	9,385,400
Capital Auto Receivables Asset Trust 2015-2 A3 — 1.73% 9/20/2019	18,570,427	18,568,727
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	4,211,000	4,213,944
CarMax Auto Owner Trust 2017-4 A3 — 2.11% 10/17/2022	8,680,000	8,632,552
Credit Acceptance Auto Loan Trust 2016-2A A — 2.42% 11/15/2023(d)	9,956,000	9,976,799
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026(d)	50,778,000	50,773,745
Credit Acceptance Auto Loan Trust 2015-1A B — 2.61% 1/17/2023(d)	2,411,889	2,415,336
Credit Acceptance Auto Loan Trust 2017-3A A — 2.65% 6/15/2026(d)	17,185,000	17,169,410
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024(d)	20,626,000	20,542,574
Credit Acceptance Auto Loan Trust 2015-2A B — 3.04% 8/15/2023(d)	27,401,000	27,497,753
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024(d)	22,937,000	22,971,892
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(d)	36,312,000	36,048,179
Credit Acceptance Auto Loan Trust 2016-3A C — 3.60% 4/15/2025(d)	12,661,000	12,748,709
Credit Acceptance Auto Loan Trust 2015-2A C — 3.76% 2/15/2024(d)	550,000	553,439
DT Auto Owner Trust 2016-4A B — 2.02% 8/17/2020(d)	13,677,000	13,650,431
DT Auto Owner Trust 2017-4A B — 2.44% 1/15/2021(d)	10,627,000	10,598,503
DT Auto Owner Trust 2017-1A C — 2.70% 11/15/2022(d)	18,717,000	18,641,073
DT Auto Owner Trust 2017-4A C — 2.86% 7/17/2023(d)	9,173,000	9,175,892
DT Auto Owner Trust 2016-2A B — 2.92% 5/15/2020(d)	1,490,588	1,491,136

See notes to financial statements.

	Principal Amount	Fair Value
Exeter Automobile Receivables Trust 2016-3A A — 1.84% 11/16/2020(d)	$9,431,140	$9,420,482
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021(d)	8,763,000	8,731,280
First Investors Auto Owner Trust 2016-2A A2 — 1.87% 11/15/2021(d)	5,514,000	5,490,978
First Investors Auto Owner Trust 2016-1A A2 — 2.26% 4/15/2021(d)	16,653,000	16,641,994
First Investors Auto Owner Trust 2015-2A A2 — 2.28% 9/15/2021(d)	13,501,034	13,502,360
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023(d)	4,126,000	4,097,339
First Investors Auto Owner Trust 2015-2A B — 2.75% 9/15/2021(d)	4,443,000	4,432,969
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(d)	8,149,000	8,090,798
GM Financial Automobile Leasing Trust 2016-3 C — 2.38% 5/20/2020	7,768,000	7,722,374
GM Financial Automobile Leasing Trust 2017-2 B — 2.43% 6/21/2021	22,240,000	22,015,747
GM Financial Automobile Leasing Trust 2017-1 B — 2.48% 8/20/2020	6,027,000	6,009,275
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	21,903,000	21,795,038
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	3,750,000	3,713,517
Honda Auto Receivables Owner Trust 2015-2 A3 — 1.04% 2/21/2019	6,282,820	6,275,075
Hyundai Auto Lease Securitization Trust 2016-C B — 1.86% 5/17/2021(d)	13,264,000	13,141,617
Hyundai Auto Lease Securitization Trust 2017-C A4 — 2.21% 9/15/2021(d)	10,294,000	10,275,533
Nissan Auto Lease Trust 2017-A A3 — 1.91% 4/15/2020	21,315,000	21,235,248
Nissan Auto Lease Trust 2017-B A4 — 2.17% 12/15/2021	11,287,000	11,217,402
Prestige Auto Receivables Trust 2015-1 A3 — 1.53% 2/15/2021(d)	999,622	999,362
Prestige Auto Receivables Trust 2016-1A A3 — 1.99% 6/15/2020(d)	7,917,000	7,918,883
Prestige Auto Receivables Trust 2015-1 B — 2.04% 4/15/2021(d)	10,395,000	10,389,607
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022(d)	25,223,000	24,987,818
Prestige Auto Receivables Trust 2017-1A B — 2.39% 5/16/2022(d)	12,040,000	11,896,463
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(d)	30,628,000	30,459,806
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022(d)	12,327,000	12,296,232
Santander Drive Auto Receivables Trust 2016-2 A3 — 1.56% 5/15/2020	7,463,553	7,459,146
Santander Drive Auto Receivables Trust 2015-2 B — 1.83% 1/15/2020	116,987	116,984
Santander Drive Auto Receivables Trust 2015-5 B — 1.96% 5/15/2020	19,742,584	19,744,102
Santander Drive Auto Receivables Trust 2015-3 B — 2.07% 4/15/2020	6,470,057	6,470,749
Santander Drive Auto Receivables Trust 2017-3 B — 2.19% 3/15/2022	30,359,000	30,104,904
Santander Drive Auto Receivables Trust 2014-2 C — 2.33% 11/15/2019	2,448,179	2,450,760
Santander Drive Auto Receivables Trust 2015-1 C — 2.57% 4/15/2021	7,773,901	7,793,192
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	7,621,000	7,565,068
Santander Drive Auto Receivables Trust 2014-4 C — 2.60% 11/16/2020	7,822,541	7,836,771
Santander Drive Auto Receivables Trust 2016-2 C — 2.66% 11/15/2021	4,882,000	4,897,320
Santander Drive Auto Receivables Trust 2013-5 D — 2.73% 10/15/2019	16,373,137	16,412,411
Santander Drive Auto Receivables Trust 2014-2 D — 2.76% 2/18/2020	8,332,000	8,365,916
Santander Drive Auto Receivables Trust 2017-2 C — 2.79% 8/15/2022	12,325,000	12,277,646
Westlake Automobile Receivables Trust 2015-1A C — 2.29% 11/16/2020(d)	66,234	66,239
Westlake Automobile Receivables Trust 2015-2A C — 2.45% 1/15/2021(d)	233,822	233,815
Westlake Automobile Receivables Trust 2016-3A C — 2.46% 1/18/2022(d)	19,575,000	19,445,952
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022(d)	11,439,000	11,430,034
Westlake Automobile Receivables Trust 2015-3A C — 3.05% 5/17/2021(d)	518,268	519,760
World Omni Automobile Lease Securitization Trust 2015-A A4 — 1.73% 12/15/2020	15,000,000	14,998,629
World Omni Automobile Lease Securitization Trust 2015-A B — 1.94% 12/15/2020	12,350,000	12,339,325
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	5,473,000	5,473,269
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	10,102,000	10,051,632
		$933,321,074
COLLATERALIZED LOAN OBLIGATION — 15.7%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(d)	$8,136,000	$8,073,426

See notes to financial statements.

	Principal Amount	Fair Value
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 2.503% 10/17/2026(b)(d)	$33,585,000	$33,676,183
BlueMountain CLO Ltd. 2013-4A — 3.36% 4/15/2025(d)	8,598,000	8,624,336
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 3.109% 4/15/2027(b)(d)	42,107,000	42,175,592
Cerberus Loan Funding XXI LP 2017-4A A, FRN — 3.001% 10/15/2027(b)(d)	33,282,000	33,280,902
CIFC Funding 2013-III Ltd. 2013-3A A2BR — 3.40% 10/24/2025(d)	6,498,000	6,503,387
CIFC Funding 2013-IV Ltd. 2013-4A A2R — 2.72% 11/27/2024(d)	14,822,000	14,833,443
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(d)	13,183,000	13,292,155
Flagship VII Ltd. 2013-7A A2R — 2.70% 1/20/2026(d)	17,551,000	17,561,847
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN — 2.966% 11/15/2029(b)(d)	23,816,000	23,858,845
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN — 8.666% 11/15/2029(b)(d)	12,722,000	12,384,066
Fortress Credit Opportunities V CLO Ltd. 2014-5A A1FR — 3.40% 10/15/2026(d)	25,265,000	25,248,704
Fortress Credit Opportunities V CLO Ltd. 2014-5A A2R — 3.75% 10/15/2026(d)	6,584,000	6,585,001
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 8.81% 12/15/2028(b)	20,895,000	20,988,881
Halcyon Loan Advisors Funding 2015-3A A1R, 3M USD LIBOR + 0.90% — 2.904% 10/18/2027(b)(d)	42,660,000	42,660,000
Halcyon Loan Advisors Funding 2015-1A AR, FRN — 2.283% 4/20/2027(b)(d)	50,214,000	50,230,721
Halcyon Loan Advisors Funding 2014-3A AR, 3M USD LIBOR + 1.100% — 2.463% 10/22/2025(b)(d)	18,450,000	18,494,926
ICG US CLO Ltd. 2014-3A A1BR — 2.97% 1/25/2027(d)	34,490,000	34,541,528
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN — 2.893% 10/20/2029(b)(d)	7,180,000	7,201,712
Jamestown CLO III Ltd. 2013-3A A1BR — 2.753% 1/15/2026(d)	16,675,000	16,688,140
MidOcean Credit CLO I 2012-1A A2R, 3M USD LIBOR + 2.500% — 3.859% 1/15/2024(b)	18,780,000	18,839,007
Nelder Grove CLO Ltd. 2014-1A AFR — 3.00% 8/28/2026(d)	7,465,000	7,478,564
NewMark Capital Funding CLO, Ltd. 2014-2A AFR — 3.077% 6/30/2026(d)	5,750,000	5,758,798
NewMark Capital Funding CLO, Ltd. 2014-2A BFR — 3.669% 6/30/2026(d)	10,199,000	10,218,225
Northwoods Capital X Ltd. 2013-10A A2R — 2.649% 11/4/2025(d)	29,490,000	29,504,686
Northwoods Capital X Ltd. 2013-10A B2R — 3.442% 11/4/2025(d)	4,000,000	4,006,116
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026(d)	10,752,000	10,767,633
Ocean Trails CLO V 2014-5A C2R — 4.70% 10/13/2026(d)	6,814,000	6,852,826
OHA Loan Funding LLC 2014-1A A2R — 2.95% 10/20/2026(d)	20,832,000	20,792,773
Peaks CLO 1, Ltd. 2014-1A C, 3M USD LIBOR + 3.500% — 4.859% 6/15/2026(b)(d)	12,077,000	12,083,703
Peaks CLO, 1 Ltd. 2014-1A A, 3M USD LIBOR + 1.750% — 3.109% 6/15/2026(b)(d)	31,573,000	31,577,420
Senior Credit Fund SPV LLC 2016-1A — 3.033% 12/19/2025(h)	34,234,000	34,295,621
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 2.586% 5/15/2026(b)(d)	24,974,259	24,982,625
Symphony CLO XII Ltd. 2013-12A B2R — 3.50% 10/15/2025(d)	15,800,000	15,809,685
Telos CLO 2013-3A AR, 3M USD LIBOR + 1.300% — 2.653% 7/17/2026(b)(d)	17,353,000	17,474,280
Telos CLO 2013-3A BR, 3M USD LIBOR + 2.000% — 3.271% 7/17/2026(b)(d)	20,644,000	20,689,066
Telos CLO, Ltd. 2014-5A A, 3M USD LIBOR + 1.550% — 2.903% 4/17/2025(b)(d)	31,420,000	31,455,630
Washington Mill CLO Ltd. 2014-1A A2R — 2.90% 4/20/2026(d)	8,859,000	8,869,905
Washington Mill CLO Ltd. 2014-1A B2R — 3.60% 4/20/2026(d)	11,052,000	11,074,447
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(h)(d)	8,977,000	8,977,000
West CLO Ltd. 2013-1A A1BR — 2.745% 11/7/2025(d)	27,181,000	27,200,326
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(d)	12,780,000	12,786,518

See notes to financial statements.

	Principal Amount	Fair Value
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(d)	$6,979,000	$6,988,087
		$815,386,736
CREDIT CARD — 3.6%
Cabela’s Credit Card Master Note Trust 2016-1 A1 — 1.78% 6/15/2022	$51,561,000	$51,264,272
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	38,371,000	38,166,118
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	48,839,000	48,641,319
Discover Card Execution Note Trust 2014-A4 A4 — 2.12% 12/15/2021	42,672,000	42,691,983
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	3,847,000	3,804,776
		$184,568,468
EQUIPMENT — 10.5%
ARI Fleet Lease Trust 2015-A A2 — 1.11% 11/15/2018(d)	$839,066	$838,810
ARI Fleet Lease Trust 2016-A A2 — 1.82% 7/15/2024(d)	9,630,207	9,623,286
Ascentium Equipment Receivables LLC 2015-2A B — 2.62% 12/10/2019(d)	4,102,000	4,117,876
Ascentium Equipment Receivables Trust 2016-1A A2 — 1.75% 11/13/2018(d)	125,587	125,558
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(d)	11,128,000	11,065,742
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021(d)	6,084,000	6,084,061
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021(d)	48,498,000	48,445,986
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(d)	22,566,000	22,497,939
CCG Receivables Trust 2015-1 A2 — 1.46% 11/14/2018(d)	572,235	572,153
Chesapeake Funding II LLC 2016-2A A1 — 1.88% 6/15/2028(d)	21,874,774	21,834,133
Chesapeake Funding II LLC 2016-1A A1 — 2.11% 3/15/2028(d)	21,895,228	21,909,315
Chesapeake Funding II LLC 2017-4A A1 — 2.12% 11/15/2029(d)	28,096,000	27,978,488
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(d)	8,382,875	8,699,340
Dell Equipment Finance Trust 2017-2 A3 — 2.19% 10/24/2022(d)	6,888,000	6,864,366
Enterprise Fleet Financing LLC 2015-2 A2 — 1.59% 2/22/2021(d)	14,131,470	14,123,871
Enterprise Fleet Financing LLC 2016-2 A2 — 1.74% 2/22/2022(d)	13,307,848	13,280,052
Enterprise Fleet Financing LLC 2017-2 A2 — 1.97% 1/20/2023(d)	14,450,000	14,416,797
Enterprise Fleet Financing LLC 2017-3 A2 — 2.13% 5/22/2023(d)	17,565,000	17,540,665
Enterprise Fleet Financing LLC 2017-2 A3 — 2.22% 1/20/2023(d)	23,511,000	23,386,815
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022(d)	9,453,000	9,499,159
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(d)	6,562,000	6,502,591
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(d)	2,609,000	2,583,379
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030(d)	16,202,230	16,105,237
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031(d)	20,226,000	20,160,045
Leaf Receivables Funding 12 LLC 2017-1 A3 — 2.07% 8/15/2020(d)	7,553,000	7,533,883
Leaf Receivables Funding 12 LLC 2017-1 A4 — 2.43% 7/15/2021(d)	5,552,000	5,527,318
MMAF Equipment Finance LLC 2013-AA A4 — 1.68% 5/11/2020	3,907,202	3,905,909
MMAF Equipment Finance LLC 2017-B A3 — 2.21% 10/17/2022(d)	19,410,000	19,319,709
NextGear Floorplan Master Owner Trust 2015-2A A — 2.38% 10/15/2020(d)	10,000,000	10,010,051
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022(d)	22,933,000	22,734,691
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(d)	10,480,000	10,409,947
Prop Series 2017-1A — 5.30% 3/15/2042(h)	37,177,725	37,620,140
Verizon Owner Trust 2016-2A A — 1.68% 5/20/2021(d)	8,830,000	8,769,110
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021(d)	26,369,000	26,196,932
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021(d)	24,047,000	23,757,736
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021(d)	33,682,000	33,680,646
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(d)	5,916,000	5,864,424
		$543,586,160

See notes to financial statements.

	Principal Amount	Fair Value
OTHER — 9.0%
Conn Funding II LP 2017-B B — 4.52% 11/15/2020(d)	$7,765,000	$7,764,627
InSite Issuer LLC — 8.595% 8/15/2043(h)(d)	12,001,000	12,838,590
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050(h)(d)	50,294,000	50,035,992
New Residential Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1 — 2.751% 6/15/2049(d)	16,005,500	15,909,467
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049(d)	50,834,000	50,348,266
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051(h)(d)	46,789,000	46,602,312
Ocwen Master Advance Receivables Trust 2017-T1 AT1 — 2.499% 9/15/2048(d)	4,566,000	4,569,391
Ocwen Master Advance Receivables Trust 2016-T1 AT1 — 2.521% 8/17/2048(d)	51,028,000	50,948,269
Oportun Funding III LLC 2016-B A — 3.69% 7/8/2021(d)	10,122,000	10,114,079
Oportun Funding IV LLC 2016-C A — 3.28% 11/8/2021(d)	9,739,000	9,666,799
Oportun Funding VII LLC 2017-B A — 3.22% 10/10/2023(d)	8,300,000	8,251,731
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 3.052% 12/1/2031(h)	5,100,000	5,068,125
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(d)	16,576,000	16,571,790
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(d)	7,798,000	7,796,837
PFS Financing Corporation 2016-BA A — 1.87% 10/15/2021(d)	3,481,000	3,434,242
PFS Financing Corporation 2015-AA A, 1M LIBOR + 0.620% — 2.097% 4/15/2020(b)(d)	29,100,000	29,126,944
PFS Financing Corporation 2017-BA A2 — 2.22% 7/15/2022(d)	22,038,000	21,864,548
PFS Financing Corporation 2015-AA B, 1M LIBOR + 0.900% — 2.377% 4/15/2020(b)(d)	500,000	498,706
PFS Financing Corporation 2017-BA B — 2.57% 7/15/2022(d)	7,305,000	7,261,068
PFS Financing Corporation 2016-A A, 1M LIBOR + 1.200% — 2.677% 2/18/2020(b)(d)	57,776,000	57,842,153
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043(h)(d)	10,932,000	10,863,437
Unison Ground Lease Funding LLC 2013-2 B — 6.268% 3/15/2043(d)	3,768,000	3,522,167
Verizon Owner Trust 2017-3A B — 2.38% 4/20/2022(d)	19,491,000	19,348,690
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043(h)(d)	15,000,000	15,539,722
Wheels SPV 2 LLC 2015-1A A2 — 1.27% 4/22/2024(d)	1,839,643	1,837,826
		$467,625,778

TOTAL ASSET-BACKED SECURITIES (Cost $2,947,892,229)		$2,944,488,216

CORPORATE BONDS & NOTES — 3.3%
BASIC MATERIALS — 1.0%
PT Boart Longyear Management Pty Ltd. PIK, 10.00% Cash or 12.00% PIK — 10.00% 12/31/2022	$57,655,626	$51,277,472

COMMUNICATIONS — 0.4%
Cisco Systems, Inc. — 2.45% 6/15/2020	$20,992,000	$21,111,224

CONSUMER, CYCLICAL — 0.3%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$2,510	$2,805
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010(h)	17,800,245	6,764,093
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	5,703,816	5,935,391
US Airways 1998-1B Pass Through Trust — 7.35% 7/30/2019	3,780,561	3,742,756

See notes to financial statements.

	Principal Amount	Fair Value
US Airways 1998-1C Pass Through Trust — 6.82% 1/30/2019(h)	$2,362,334	$7,985
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019(h)	4,341,206	1,454,304
		$17,907,334
CONSUMER, NON-CYCLICAL — 0.2%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 7.875% 6/1/2021	$8,056,000	$7,915,020

ENERGY — 0.2%
PHI, Inc. — 5.25% 3/15/2019	$11,499,000	$11,484,051

FINANCIAL — 0.4%
N671US Trust — 7.50% 9/15/2020(h)(d)	$7,250,328	$7,268,454
Berkshire Hathaway Finance Corporation, 3M USD LIBOR + 0.260% — 1.676% 8/15/2019(b)	12,753,000	12,807,966
		$20,076,420
INDUSTRIAL — 0.2%
Air 2 US — 8.027% 10/1/2020(d)	$1,856,890	$1,911,436
Air 2 US — 10.127% 10/1/2020(h)(d)	39,258,228	8,636,810
		$10,548,246
TECHNOLOGY — 0.6%
Apple, Inc. — 1.90% 2/7/2020	$29,017,000	$28,888,873
Oracle Corporation — 3.875% 7/15/2020	839,000	873,101
		$29,761,974

TOTAL CORPORATE BONDS & NOTES (Cost $188,363,198)		$170,081,741

CORPORATE BANK DEBT — 4.6%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 7.75% — 9.44% 9/29/2025(c)	$5,049,000	$5,099,490
ACCTL2, 3M USD LIBOR + 4.75% — 6.13% 7/28/2023(h)(c)	19,235,255	19,125,999
Boart Longyear Management Pty Ltd TL, 10.00% Cash or 11.00% PIK — 11.00% 10/23/2020	4,133,957	3,957,354
Intelsat Jackson Holding SA, 3M USD LIBOR + 2.75% — 4.21% 6/30/2019(c)	27,653,630	27,596,110
Internap Corp. TL 1L, 3M USD LIBOR + 7.00% — 8.25% 4/3/2022(c)	11,442,500	11,542,622
JC Penney Corporation, Inc., 1M USD LIBOR + 4.25% — 5.73% 6/23/2023(c)	20,899,290	19,527,879
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.75% — 7.25% 7/17/2024(c)	11,707,000	11,809,436
MB1DDTL, 1M USD LIBOR + 2.33% — 2.33% 2/23/2019(c)(h)(e)	1,219,083	(2,389)
MB1LTL, 1M USD LIBOR + 5.00% — 6.38% 11/30/2022(h)(c)	27,410,688	27,356,963
MB2LTL, 3M USD LIBOR + 9.25% — 10.63% 11/30/2023(h)(c)	6,816,000	6,785,396
OTGDDTL — 1.00% 8/23/2021(h)(e)(c)	569,400	13,609
OTGTL, 3M USD LIBOR + 8.50% — 9.877% 8/23/2021(c)(h)	21,350,600	21,433,867
SDTL, 1M USD LIBOR + 6.00% — 7.30% 11/22/2021(h)(c)	13,767,000	13,730,793
Sears Roebuck Acceptance Corp. TL, 3M USD LIBOR + 4.50% — 6.069% 6/30/2018(c)	11,507,258	11,385,051
Xplornet Communication, Inc. TL-B 1L, 3M USD LIBOR + 4.75% — 6.44% 9/9/2021(c)	41,669,224	42,033,830
ZW1L, 3M USD LIBOR + 5.00% — 6.325% 11/16/2022(h)(c)	13,493,700	13,446,067
ZW2L, 3M USD LIBOR + 9.00% — 10.42% 11/16/2023(h)(c)	4,870,000	4,840,683

TOTAL CORPORATE BANK DEBT (Cost $238,264,687)		$239,682,760

See notes to financial statements.

	Principal Amount	Fair Value
U.S. Treasuries — 11.2%
U.S. Treasury Notes — 0.75% 2/28/2018	$90,000,000	$89,915,625
U.S. Treasury Notes — 0.75% 3/31/2018	90,000,000	89,848,827
U.S. Treasury Notes — 0.625% 4/30/2018	65,000,000	64,827,347
U.S. Treasury Notes — 1.375% 1/15/2020	99,363,000	98,341,598
U.S. Treasury Notes — 1.375% 8/31/2020	114,135,000	112,470,227
U.S. Treasury Notes — 1.375% 10/31/2020	34,456,000	33,897,685
U.S. Treasury Notes — 2.625% 1/31/2018	90,000,000	90,079,101

TOTAL U.S. TREASURIES (Cost $583,228,311)		$579,380,410

TOTAL BONDS & DEBENTURES — 99.2% (Cost $5,209,753,824)		$5,140,003,278

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $5,210,384,171)		$5,142,042,914

SHORT-TERM INVESTMENTS — 0.4%
State Street Bank Repurchase Agreement — 0.20% 1/2/2018
(Dated 12/29/2017, repurchase price of $22,860,508, collateralized by $24,065,000 principal amount US Treasury Notes - 1.125% 2021, fair value $23,317,926)	$22,860,000	$22,860,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,860,000)		$22,860,000

TOTAL INVESTMENTS — 99.6% (Cost $5,233,244,171)		$5,164,902,914
Other Assets and Liabilities, net — 0.4%		19,089,270
NET ASSETS — 100.0%		$5,183,992,184

(a)Non-income producing security.

(b)Variable/Floating Rate Security — The rate shown is based on the latest available information as of December 31, 2017.  For Senior Loan Notes, the rate shown may represent a weighted average interest rate.  Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.

(c)Restricted securities. These restricted securities constituted 4.55% of total net assets at December 31, 2017. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

See notes to financial statements.

(d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund’s fair value procedures. These securities constituted 0.37% of total net assets at December 31, 2017.

(f)Zero coupon bond. Coupon amount represents effective yield to maturity.

(g)Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2017.

(h) Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).

See notes to financial statements.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

December 31, 2017

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 7.75% — 9.44% 9/29/2025	9/26/2017	$5,011,852	$5,099,490	0.10%
ACCTL2, 3M USD LIBOR + 4.75% — 6.13% 7/28/2023	9/19/2016	19,077,849	19,125,999	0.37%
Intelsat Jackson Holding SA, 3M USD LIBOR + 2.75% — 4.21% 6/30/2019	4/3/2017	27,474,513	27,596,110	0.53%
Internap Corp. TL 1L, 3M USD LIBOR + 7.00% — 8.25% 4/3/2022	3/9/2017	11,290,699	11,542,622	0.22%
JC Penney Corporation, Inc., 1M USD LIBOR + 4.25% — 5.73% 6/23/2023	10/4/2017, 10/5/2017, 10/6/2017, 10/11/2017	20,184,391	19,527,879	0.38%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.75% — 7.25% 7/17/2024	8/11/2017	11,589,930	11,809,436	0.23%
MB1DDTL, 1M USD LIBOR + 2.33% — 2.33% 2/23/2019	12/2/2016	—	(2,389)	—
MB1LTL, 1M USD LIBOR + 5.00% — 6.38% 11/30/2022	8/29/2017	27,169,421	27,356,963	0.53%
MB2LTL, 3M USD LIBOR + 9.25% — 10.63% 11/30/2023	12/2/2016	6,725,179	6,785,396	0.13%
OTGDDTL — 1.00% 8/23/2021	8/26/2016	—	13,609	0.00%
OTGTL, 3M USD LIBOR + 8.50% — 9.877% 8/23/2021	8/26/2016	21,040,806	21,433,867	0.41%
SDTL, 1M USD LIBOR + 6.00% — 7.30% 11/22/2021	12/22/2016	13,541,401	13,730,793	0.27%
Sears Roebuck Acceptance Corp. TL, 3M USD LIBOR + 4.50% — 6.069% 6/30/2018	8/1/2017	11,427,050	11,385,051	0.22%
Xplornet Communication, Inc. TL-B 1L, 3M USD LIBOR + 4.75% — 6.44% 9/9/2021	9/6/2016	41,556,845	42,033,830	0.81%
ZW1L, 3M USD LIBOR + 5.00% — 6.325% 11/16/2022	11/17/2016	13,380,473	13,446,067	0.26%
ZW2L, 3M USD LIBOR + 9.00% — 10.42% 11/16/2023	11/17/2016	4,805,534	4,840,683	0.09%
TOTAL RESTRICTED SECURITIES		$234,275,943	$235,725,406	4.55%

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2017:

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2017

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stock
Industrials	$2,039,636	$—	$—	$2,039,636
Commercial Mortgage-Backed Securities
Agency	—	805,830	—	805,830
Agency Stripped	—	366,081,892	—	366,081,892
Non-Agency	—	170,930,849	17,468,550	188,399,399
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	218,989,106	—	218,989,106
Agency Pool Adjustable Rate	—	784,250	—	784,250
Agency Pool Fixed Rate	—	114,855,238	—	114,855,238
Agency Stripped	—	1,734,668	—	1,734,668
Non-Agency Collateralized Mortgage Obligation	—	280,106,820	34,612,948	314,719,768
Asset-Backed Securities
Auto	—	933,321,074	—	933,321,074
Collateralized Loan Obligation	—	772,114,115	43,272,621	815,386,736
Credit Card	—	184,568,468	—	184,568,468
Equipment	—	505,966,020	37,620,140	543,586,160
Other	—	326,677,600	140,948,178	467,625,778
Corporate Bonds & Notes	—	145,950,095	24,131,646	170,081,741
Corporate Bank Debt	—	132,951,772	106,730,988	239,682,760
U.S. Treasuries	—	579,380,410	—	579,380,410
Short-Term Investment	—	22,860,000	—	22,860,000
	$2,039,636	$4,758,078,207	$404,785,071	$5,164,902,914

See notes to financial statements.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended December 31, 2017:

Investments	Beginning Value at September 30, 2017	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In (Out)	Ending Value at December 31, 2017	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at December 31, 2017
Commercial Mortgage-Backed Securities Non-Agency	$34,551,474	$15,587	$—	$(196,161)	$(16,902,350)	$17,468,550	$15,561
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	26,669,226	(3,226)	35,169,064	(4,094,997)	(23,127,119)	34,612,948	(46,133)
Asset-Backed Securities Collateralized Loan Obligation	34,278,504	17,117	8,977,000	—	—	43,272,621	14,980
Asset-Backed Securities Equipment	52,391,833	(8,469)	—	(1,702,023)	(13,061,201)	37,620,140	13,624
Other Asset-Backed Securities	146,766,982	(849,413)	—	(400,000)	(4,569,391)	140,948,178	(856,588)
Corporate Bonds & Notes	26,053,011	(1,126,450)	—	(794,915)	—	24,131,646	(1,149,447)
Corporate Bank Debt	106,188,498	(519,624)	1,299,118	(237,004)	—	106,730,988	(578,621)

Total	$426,899,528	$(2,474,478)	$45,445,182	$(7,425,100)	$(57,660,061)	$404,785,071	$(2,586,624)

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Level 1 and 2.  There were transfers of $57,660,060 out of Level 3 into Level 2 during the period ended December 31, 2017.  The transfers are a result of change in pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of December 31, 2017:

Financial Assets	Fair Value at December 31, 2017	Valuation Technique(s)	Unobservable Inputs	Price/Range
Residential Mortgage-Backed Securities Non-Agency	$17,468,550	Third-Party Broker Quote (a)	Quotes/Prices	$100.15

Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$32,704,220	Third-Party Broker Quote (a)	Quotes/Prices	$99.82 - $99.89
	1,908,728	Pricing Model (b)	Prices	$40.11 - $59.79 $(50.49)

Asset-Backed Securities Collateralized Loan Obligation	$43,272,621	Third-Party Broker Quote (a)	Quotes/Prices	$100.00 - $100.18

Asset-Backed Securities Equipment	$37,620,140	Third-Party Broker Quote (a)	Quotes/Prices	$101.19

Other Asset-Backed Securities	$140,948,178	Third-Party Broker Quote (a)	Quotes/Prices	$99.37 - $106.98

Corporate Bonds & Notes	$24,131,646	Third-Party Broker Quote (a)	Quotes/Prices	$0.34- $100.25

Corporate Bank Debt	$11,220	Pricing Model (c)	Reference prices	$99.80 - $100.39
	106,719,768	Pricing Vendor	Prices	$99.40 - $100.39

(a)  The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security

(b)  The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

(c) The Pricing Model technique for Level 3 securities involves calculating the difference between the fair value of the funded portion of the securitiy and the price at which the Fund is committed to fund the unfunded committment.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2017 (excluding short-term investments), was $5,210,385,303 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$18,106,069
Gross unrealized depreciation:	(86,448,458)
Net unrealized depreciation:	$(68,342,389)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(h)           The certifications required by Rule 30a-2(h) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: February 28, 2018

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: February 28, 2018